Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	€ 4,497	€ 4,493
Additions including right of use assets (other than those from business combinations).	1,130	1,138
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,497	1,501
Additions including right of use assets (other than those from business combinations).	89	87
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,370	1,391
Additions including right of use assets (other than those from business combinations).	301	321
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,328	1,379
Additions including right of use assets (other than those from business combinations).	480	549
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	107	66
Additions including right of use assets (other than those from business combinations).	120	90
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	195	156
Additions including right of use assets (other than those from business combinations).	€ 141	€ 91